NON-WHOLLY OWNED SUBSIDIARIES - Composition of Accumulated NCI (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Interest of others in operating subsidiaries	$ 12,216	$ 12,835
Subsidiaries with material non-controlling interests
Disclosure of subsidiaries [line items]
Interest of others in operating subsidiaries	12,058	12,106	$ 8,066
Subsidiaries with material non-controlling interests | Business services
Disclosure of subsidiaries [line items]
Interest of others in operating subsidiaries	5,148	5,990	3,257
Subsidiaries with material non-controlling interests | Infrastructure services
Disclosure of subsidiaries [line items]
Interest of others in operating subsidiaries	2,773	2,474	1,296
Subsidiaries with material non-controlling interests | Industrials
Disclosure of subsidiaries [line items]
Interest of others in operating subsidiaries	4,137	3,642	$ 3,513
Individually Immaterial Subsidiaries
Disclosure of subsidiaries [line items]
Interest of others in operating subsidiaries	$ 158	$ 729